Investments Accounted for using the Equity Method - Summary of Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Assets	$ 21,516,881	$ 36,624,098
Liabilities	67,895,472	33,907,713
Sales	14,636,763	20,191,935	$ 9,415,119
Net income (loss)	(76,985,584)	(7,892,168)	(60,387,182)
Comprehensive income	(77,938,139)	(7,892,157)	$ (57,308,752)
Chenjin chungjeolneung Ltd
Disclosure of associates [line items]
Assets	26,554,391	27,316,845
Liabilities	32,011,592	32,703,114
Sales	0	25,508
Net income (loss)	(284,857)	(1,916,458)
Comprehensive income	(284,857)	(1,916,458)
G-SMATT JAPAN
Disclosure of associates [line items]
Assets	12,112,804	10,649,564
Liabilities	6,686,081	5,831,552
Sales	6,006,248	5,333,686
Net income (loss)	1,093,101	(260,617)
Comprehensive income	1,093,101	(250,773)
G-SMATT HONGKONG
Disclosure of associates [line items]
Assets	283,826	377,895
Liabilities	4,821,947	3,832,029
Sales	0	0
Net income (loss)	(1,121,665)	(317,048)
Comprehensive income	$ (1,121,665)	$ (317,048)